Goodwill (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 5. Goodwill
Goodwill activity consisted of the following for the nine months ended September 30, 2021 (in thousands):
Balance at December 31, 2020	$668,151
Acquired goodwill	130,292
Measurement period adjustments(1)	293
Effect of foreign currency exchange rate changes	(2,518)
Balance at September 30, 2021	$796,218
(1)	The $0.3 million of measurement period adjustments relate to acquisitions consummated during the year ended December 31, 2020.

Note 5. Goodwill
Goodwill consisted of the following as of December 31, 2020 and 2019 (in thousands):
Balance, January 1, 2019	$267,668
Additions	158,410
Effect of foreign currency exchange rate changes	490
Balance, December 31, 2019	426,568
Additions	240,755
Effect of foreign currency exchange rate changes	828
Balance, December 31, 2020	$668,151